Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Commitments
millions of dollars 2025 2026 2027 2028 2029 Thereafter Total
Purchased power
(1)
$

307 $

277 $

368 $

368 $

369 $

4,487 $

6,176
Transportation
(2)(3)

742

545

544

454

412

3,228

5,925
Capital projects

604

287

24 -

-

-

915
Fuel, gas supply and storage
(4)

591

94

21

5 -

-

711
Other

160

95

80

59

59

264

717
$

2,404 $

1,298 $

1,037 $

886 $

840 $

7,979 $

14,444
As detailed below, contractual obligations at December 31, 2024 includes those related to NMGC. On completion of

the sale of
NMGC, all remaining future contractual obligations will

be transferred to the buyer. For further details on the pending transaction, refer
to note 4.
(1) Annual requirement to purchase electricity production

from IPPs or other utilities over varying contract lengths.
(2) Includes $ 86

million related to NMGC (2025: $
30

million, 2026: $
24

million, 2027: $
16

million, 2028: $
12

million, 2029: $
4

million).
(3) Purchasing commitments for transportation of

fuel and transportation capacity on various pipelines.

Includes a commitment of
$ 135

million related to a gas transportation contract between

PGS and SeaCoast through 2040.
(4) Includes $ 177

million related to NMGC (2025: $
109

million, 2026: $
52

million, 2027: $
13

million, 2028: $
3

million)